Condensed Consolidated Balance Sheets - USD ($)		Sep. 30, 2025	Dec. 31, 2024
Current assets:
Cash		$ 1,715,400	$ 1,172,104
Restricted cash and cash equivalents		20,000	20,000
Accounts receivable		3,243,706	67,119
Inventory		5,242,228	3,140,719
Prepaid expenses and other current assets		1,066,801	516,552
Total current assets		11,288,135	4,916,494
Property and equipment, net		127,127	195,783
Operating lease right-of-use assets, net		666,529	935,246
Other assets		39,150	39,150
Total assets		12,120,941	6,086,673
Current liabilities:
Accounts payable		2,019,136	803,286
Accrued expenses and other current liabilities		5,235,216	3,549,954
Current maturities of long-term debt		5,022,966	4,985,833
Deferred revenue		23,929	49,365
Operating lease liabilities, current		441,634	405,678
Total current liabilities		12,742,881	9,794,116
Long-term debt		272,879	9,197
Related party notes payable		3,895,112	3,848,725
Operating lease liabilities		321,270	656,955
Warrant liability		105,834	22,234
Derivative liability		0	303,300
Earnout liability		2,510,000	440,000
Other liabilities		1,349,409	550,430
Total liabilities		21,197,385	15,624,957
Contingencies
Stockholders’ deficit:
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; no shares issued and outstanding		0	0
Common stock, $0.0001 par value; 500,000,000 shares authorized as of June 30, 2025 and December 31, 2024; 9,547,993 and 8,922,895 shares issued and outstanding as of June 30, 2025 and December 31, 2024, respectively	[1]	967	893
Additional paid-in capital	[1]	42,558,037	22,401,350
Accumulated deficit		(51,635,448)	(31,940,527)
Total stockholders’ deficit		(9,076,444)	(9,538,284)	[2]
Total liabilities and stockholders’ deficit		$ 12,120,941	$ 6,086,673

[1]	Share amounts as of December 31, 2024 differ from those published in prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of shares of common stock outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[2]	Amounts for the years ended December 31, 2024 and 2023 differ from those published in prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.